UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 10,000	$ 77,000	$ 20,000	$ 147,000	$ 164,500	$ 165,500
Cost of revenues	4,000	17,600	8,500	42,596	50,596	45,499
Gross profit	6,000	59,400	11,500	104,404	113,904	120,001
OPERATING EXPENSES
Research and development	59,180	0	59,180	0
Selling, general and administrative	757,235	285,100	1,536,479	846,154	1,161,947	1,223,219
Amortization of patent costs	23,021	16,771	69,063	50,021	66,792	26,950
TOTAL EXPENSES	839,436	301,871	1,664,722	896,175	1,228,739	1,250,169
Operating loss	(833,436)	(242,471)	(1,653,222)	(791,771)	(1,114,835)	(1,130,168)
OTHER INCOME/(EXPENSE)
Interest expense	1,305,273	289,210	1,875,687	910,236	1,229,590	1,895,528
Gain on extinguishment of convertible notes	489,157	0	585,601	0		(366,042)
Change in fair value of derivatives liabilities	(194,044)	926,532	26,030,549	3,996,775	(33,980,805)	(5,091,935)
Total other income (expense)	(1,010,160)	637,322	24,740,463	3,086,539	(35,210,395)	(7,353,505)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(1,843,596)	394,851	23,087,241	2,294,768	(36,325,230)	(8,483,673)
Provision for income taxes	0	0	0
NET INCOME (LOSS)	$ (1,843,596)	$ 394,851	$ 23,087,241	$ 2,294,768	$ (36,325,230)	$ (8,483,673)
BASIC NET INCOME (LOSS) PER SHARE	$ (0.75)	$ 0.58	$ 9.98	$ 6.21	$ (62.69)	$ (410.12)
DILUTED NET INCOME (LOSS) PER SHARE	$ (0.75)	$ 0.14	$ 9.77	$ 1.07
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC	2,452,076	684,983	2,313,005	369,423
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - DILUTED	2,452,076	2,725,722	2,363,145	2,138,913
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED					579,461	20,686